Main Page (1)
TYPE						13F-HR
PERIOD					06/30/07
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2007
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	October 16, 2007

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		899378
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

A T & T Corp                   COM              00206r102    20797 491550.00SH       SOLE                491550.00
Adobe Systems Inc              COM              00724F101    27360 626668.00SH       SOLE                626668.00
Agilent Technologies Inc       COM              00846U101     9211 249750.00SH       SOLE                249750.00
Air Products & Chemicals Inc   COM              009158106    31217 319325.00SH       SOLE                319325.00
American International Group   COM              026874107     7408 109500.00SH       SOLE                109500.00
Bank of America Corp           COM              060505104    15800 314297.00SH       SOLE                314297.00
Bard (C.R.) Inc                COM              067383109    31989 362726.00SH       SOLE                362726.00
Baxter International Inc       COM              071813109    19473 346000.00SH       SOLE                346000.00
Celgene Corporation            COM              151020104    27609 387175.00SH       SOLE                387175.00
Cisco Systems Inc              COM              17275R102    30682 926100.00SH       SOLE                926100.00
Clorox Company                 COM              189054109    20981 344015.00SH       SOLE                344015.00
Coach Inc                      COM              189754104    21472 454250.00SH       SOLE                454250.00
Corning Inc                    COM              219350105    24429 991050.00SH       SOLE                991050.00
Danaher Corp                   COM              235851102    10517 127150.00SH       SOLE                127150.00
Darden Restaurants Inc         COM              237194105    13368 319350.00SH       SOLE                319350.00
Duke Energy Corp               COM              26441C105     5330 285203.00SH       SOLE                285203.00
Emerson Electric Co            COM              291011104    29372 551901.00SH       SOLE                551901.00
Exxon Mobil Corporation        COM              30231G102    10270 110950.00SH       SOLE                110950.00
Fedex Corp                     COM              31428x106     6293 60075.00 SH       SOLE                 60075.00
Gamestop Corp - Cl A           COM              36467w109     7855 139400.00SH       SOLE                139400.00
General Electric Co            COM              369604103    22397 541000.00SH       SOLE                541000.00
Genzyme Corp - Genl Division   COM              372917104     8422 135925.00SH       SOLE                135925.00
Gilead Sciences Inc            COM              375558103    10239 250525.00SH       SOLE                250525.00
Goldman Sachs Group Inc        COM              38141G104    20021 92375.00 SH       SOLE                 92375.00
Goodrich Corp                  COM              382388106    20551 301200.00SH       SOLE                301200.00
Google Inc - Class A           COM              38259P508    30845 54375.00 SH       SOLE                 54375.00
Hewlett Packard Co             COM              428236103    29824 599000.00SH       SOLE                599000.00
ITT Corp                       COM              450911102    23438 345025.00SH       SOLE                345025.00
J.P. Morgan Chase & Company    COM              46625H100    17133 373925.00SH       SOLE                373925.00
Jacobs Engineering             COM              469814107    11545 152750.00SH       SOLE                152750.00
Joy Global Inc                 COM              481165108     6533 128450.00SH       SOLE                128450.00
Kohls Corp                     COM              500255104     5623 98075.00 SH       SOLE                 98075.00
Lincoln National Corp          COM              534187109    17519 265565.00SH       SOLE                265565.00
Marathon Oil Corp.             COM              565849106    14638 256719.00SH       SOLE                256719.00
Microchip Technology Inc       COM              595017104    14501 399267.00SH       SOLE                399267.00
Monsanto Co                    COM              61166w101    37865 441625.00SH       SOLE                441625.00
NVIDIA Corp                    COM              67066g104     8097 223425.00SH       SOLE                223425.00
Oracle Corporation             COM              68389X105     7937 366600.00SH       SOLE                366600.00
Pepsico Inc                    COM              713448108    37035 505525.00SH       SOLE                505525.00
Qualcomm Inc.                  COM              747525103    21790 515616.00SH       SOLE                515616.00
Raytheon Company               COM              755111507    19808 310375.00SH       SOLE                310375.00
Roper Industries Inc           COM              776696106    20072 306450.00SH       SOLE                306450.00
Schlumberger Ltd               COM              806857108    11742 111825.00SH       SOLE                111825.00
St Jude Medical Inc            COM              790849103     1476 33500.00 SH       SOLE                 33500.00
T Rowe Price Group Inc         COM              74144T108    31440 564549.00SH       SOLE                564549.00
Tidewater Inc                  COM              886423102    11146 177375.00SH       SOLE                177375.00
Transocean                     COM              G90078109    16601 146850.00SH       SOLE                146850.00
Vulcan Materials Co            COM              929160109     6199 69535.00 SH       SOLE                 69535.00
Waters Corp                    COM              941848103    18624 278300.00SH       SOLE                278300.00
Weatherford International LTD  COM              G95089101    10191 151700.00SH       SOLE                151700.00
XTO Energy Inc                 COM              98385X106    14690 237550.00SH       SOLE                237550.00
REPORT SUMMARY			51 DATA RECORDS		     899378		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
